Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Parenthetical) (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)
Foreign Currency Transactions [Abstract]
Interest expense	$ 4,458,335	$ 10.6	$ 4,104,423	$ 15.0	$ 3,439,276	$ 8.8